Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Allowance For Loan Losses [Abstract]
Schedule of the activity in the allowance for loan losses
The activity in the allowance for loan losses for the years ended December 31, 2012, December 31, 2011, and December 31, 2010 is summarized in the following tables.

	Year ended December 31, 2012
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$16,950	$15,539	$14,433	$15,692	$5,830	$—	$68,444
Charge-offs	26,847	10,454	9,985	8,607	5,375	—	61,268
Recoveries	1,066	783	2,979	5,559	2,555	—	12,942
Net Charge-offs	25,781	9,671	7,006	3,048	2,820	—	48,326
Provision	24,466	5,868	(586)	2,115	3,556	—	35,419
Ending balance	$15,635	$11,736	$6,841	$14,759	$6,566	—	$55,537

	Year ended December 31, 2011
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$11,555	$24,369	$70,462	$30,259	$6,925	$5	$143,575
Transfer of loans at fair value	2	150	63	4	—	—	219
Transfer of allowance to held for sale (1)	1,184	4,327	1,998	5,450	141	—	13,100
Charge-offs	18,350	23,063	64,166	20,691	7,612	—	133,882
Recoveries	1,402	1,825	1,463	1,719	2,385	4	8,798
Net Charge-offs	16,948	21,238	62,703	18,972	5,227	(4)	125,084
Provision	23,529	16,885	8,735	9,859	4,273	(9)	63,272
Ending balance	$16,950	$15,539	$14,433	$15,692	$5,830	—	$68,444

(1)	Transfer of allowance to held for sale was allocated on a pro-rata basis based on the outstanding balance of the loans held for sale.

(In thousands)	2010
Allowance for loan losses:
Beginning balance	$116,717
Charge-offs:
Commercial, financial and agricultural	8,484
Commercial real estate	7,748
Construction real estate	23,308
Residential real estate	18,401
Consumer	8,373
Lease financing	—
Total charge-offs	66,314
Recoveries:
Commercial, financial and agricultural	1,237
Commercial real estate	850
Construction real estate	813
Residential real estate	1,429
Consumer	1,763
Lease financing	—
Total recoveries	6,092
Net charge-offs	60,222
Provision for loan losses	87,080
Ending balance	$143,575

Schedule of the composition of the allowance for loan losses
The composition of the allowance for loan losses at December 31, 2012 and 2011 was as follows:

	December 31, 2012
(In thousands)	Commercial, financial, and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$3,180	$1,540	$2,277	$1,279	$—	$—	$8,276
Collectively evaluated for impairment	12,455	10,196	4,564	13,480	6,566	—	47,261
Total ending allowance balance	$15,635	$11,736	$6,841	$14,759	$6,566	$—	$55,537
Loan Balance:
Loans individually evaluated for impairment	$22,523	$44,267	$34,814	$35,616	$18	$—	$137,238
Loans collectively evaluated for impairment	801,404	1,047,897	130,714	1,678,029	651,912	3,128	4,313,084
Total ending loan balance	$823,927	$1,092,164	$165,528	$1,713,645	$651,930	$3,128	$4,450,322
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	14.12%	3.48%	6.54%	3.59%	—%	—%	6.03%
Loans collectively evaluated for impairment	1.55%	0.97%	3.49%	0.80%	1.01%	—%	1.10%
Total ending loan balance	1.90%	1.07%	4.13%	0.86%	1.01%	—%	1.25%
Recorded Investment:
Loans individually evaluated for impairment	$22,587	$44,278	$34,834	$35,622	$18	$—	$137,339
Loans collectively evaluated for impairment	804,316	1,051,725	131,176	1,681,449	654,747	3,157	4,326,570
Total ending loan balance	$826,903	$1,096,003	$166,010	$1,717,071	$654,765	$3,157	$4,463,909

	December 31, 2011
(In thousands)	Commercial, financial, and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total

Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$5,819	$4,431	$3,414	$2,271	$—	$—	$15,935
Collectively evaluated for impairment	11,131	11,108	11,019	13,421	5,830	—	52,509
Total ending allowance balance	$16,950	$15,539	$14,433	$15,692	$5,830	$—	$68,444
Loan Balance:
Loans individually evaluated for impairment	$40,621	$51,978	$50,240	$44,276	$20	$—	$187,135
Loans collectively evaluated for impairment	703,176	1,056,596	167,306	1,584,342	616,485	2,059	4,129,964
Total ending loan balance	$743,797	$1,108,574	$217,546	$1,628,618	$616,505	$2,059	$4,317,099
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	14.33%	8.52%	6.80%	5.13%	—%	—%	8.52%
Loans collectively evaluated for impairment	1.58%	1.05%	6.59%	0.85%	0.95%	—%	1.27%
Total ending loan balance	2.28%	1.40%	6.63%	0.96%	0.95%	—%	1.59%
Recorded Investment:
Loans individually evaluated for impairment	$40,621	$51,978	$50,240	$44,276	$20	$—	$187,135
Loans collectively evaluated for impairment	706,297	1,060,831	167,856	1,588,147	619,415	2,102	4,144,648
Total ending loan balance	$746,918	$1,112,809	$218,096	$1,632,423	$619,435	$2,102	$4,331,783